Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning balance	0	2,392,751
Number of options, granted	2,392,751	7,818,195
Number of options, forfeited		(510,051)
Number of options outstanding, ending balance	2,392,751	9,700,895
Number of options, vested and exercisable	1,724	458,489
Weighted-average exercise price outstanding, beginning balance	$ 0	$ 1.81
Weighted-average exercise price, granted	1.81	6.97
Weighted-average exercise price, forfeited		4.77
Weighted-average exercise price outstanding, ending balance	1.81	5.81
Weighted-average exercise price, vested and exercisable	$ 0.49	$ 3.67
Weighted-average remaining contractual term (in years)	9 years 9 months 18 days	9 years 3 months 18 days
Weighted- average remaining contractual term,vested and expected (in years)	9 years 9 months 18 days
Weighted- average remaining contractual term, vested and exercisable (in years)	9 years 8 months 12 days	8 years 3 months 18 days
Aggregate intrinsic value	$ 10,993	$ 29,305
Aggregate Intrinsic Value, Vested and expected to vest	10,993
Aggregate Intrinsic Value , vested and exercisable	$ 10	$ 2,275
Vested and expected to vest, Number of options	2,392,751
Vested and expected to vest, Weighted Average Exercise Price	$ 1.81
Exercisable, Weighted Average Exercise Price	$ 0.49	$ 3.67